Capital structure financial policies (Details) - IPO $ / shares in Units, $ in Millions	Feb. 03, 2021 USD ($) $ / shares shares
Capital structure financial policies
Common Shares issued (in shares) | shares	20,997,375
Share issue price (in dollars per share) | $ / shares	$ 25.00
Net proceeds | $	$ 490.0